Nature of Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Personnel costs	$ 1,949	$ 1,277	$ 1,143
Depreciation and amortization	1,360	1,203	1,283
Impairment	0	273	5,147
Lab consumables	793	390	480
Patent expenses	577	396	0
External research and development collaborator fees	1,020	874	880
Clinical validation	842	0	0
Other expenses	132	130	64
Total research and development expenses	$ 6,673	$ 4,543	$ 8,997